Restatement of Previously Issued Financial Statements (Tables)	9 Months Ended
Sep. 30, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of balance sheet
Balance Sheet as of February 17, 2021	As Previously Reported	Adjustment	As Restated
Class A common stock subject to possible redemption	$303,350,376	$41,649,624	$345,000,000
Class A common stock	$416	$(416)	$—
Additional paid-in capital	$7,700,467	$(7,700,467)	$—
Accumulated deficit	$(2,701,736)	$(33,948,742)	$(36,650,478)
Total Stockholders’ Equity (Deficit)	$5,000,008	$(41,649,624)	$(36,649,616)
Number of shares subject to redemption	30,335,038	4,164,962	34,500,000
Balance Sheet as of March 31, 2021	As Previously Reported	Adjustment	As Restated
Class A common stock subject to possible redemption	$313,268,980	$31,731,020	$345,000,000
Class A common stock	$317	$(317)	$—
Additional paid-in capital	$—	$—	$—
Accumulated deficit	$4,998,825	$(31,730,703)	$(26,731,879)
Total Stockholders’ Equity (Deficit)	$5,000,005	$(31,731,020)	$(26,731,015)
Number of shares subject to redemption	31,326,898	3,173,102	34,500,000
Balance Sheet as of June 30, 2021	As Previously Reported	Adjustment	As Restated
Class A common stock subject to possible redemption	$312,193,370	$32,806,630	$345,000,000
Class A common stock	$328	$(328)	$—
Additional paid-in capital	$—	$—	$—
Accumulated deficit	$4,998,810	$(32,806,302)	$(27,807,492)
Total Stockholders’ Equity (Deficit)	$5,000,001	$(32,806,630)	$(27,806,629)
Number of shares subject to redemption	31,219,337	3,280,663	34,500,000

Schedule of operations
Statement of Operations for the Three Months Ended March 31, 2021	As Previously Reported	Adjustment	As Restated
Weighted average shares outstanding, Class A common stock	34,500,000	(18,400,00)	16,100,000
Basic and diluted earnings per share, Class A common stock	$—	$0.30	$0.30
Weighted average shares outstanding, Class B common stock	8,025,000	—	8,025,000
Basic and diluted earnings per share, Class B common stock	$0.90	$(0.60)	$0.30
Statement of Operations for the Three Months Ended June 30, 2021	As Previously Reported	Adjustment	As Restated
Weighted average shares outstanding, Class A common stock	34,500,000	—	34,500,000
Basic and diluted earnings per share, Class A common stock	$—	$0.02	$(0.02)
Weighted average shares outstanding, Class B common stock	8,625,000	—	8,625,000
Basic and diluted earnings per share, Class B common stock	$(0.12)	$0.10	$(0.02)
Statement of Operations for the Six Months Ended June 30, 2021	As Previously Reported	Adjustment	As Restated
Weighted average shares outstanding, Class A common stock	34,500,000	(9,149,171)	25,350,829
Basic and diluted earnings per share, Class A common stock	$—	$0.18	$0.18
Weighted average shares outstanding, Class B common stock	8,326,657	—	8,326,657
Basic and diluted earnings per share, Class B common stock	$0.74	$(0.56)	$0.18

Schedule of cash flows
Statement of Cash Flows for the Three Months ended March 31, 2021	As Previously Reported	Adjustment	As Restated
Non-Cash investing and financing activities:
Initial classification of Class A common stock subject to possible redemption	$303,350,376	$(303,350,376)	$—
Change in value of Class A common stock subject to possible redemption	$9,918,604	$(9,918,604)	$—
Statement of Cash Flows for the Six Months ended June 30, 2021	As Previously Reported	Adjustment	As Restated
Non-Cash investing and financing activities:
Initial classification of Class A common stock subject to possible redemption	$303,350,376	$(303,350,376)	$—
Change in value of Class A common stock subject to possible redemption	$8,842,994	$(8,842,994)	$—